Income Taxes	12 Months Ended
Mar. 31, 2011
Income Taxes
Income Taxes

(12) Income Taxes

The components of income before income taxes and equity in earnings (loss) of affiliated company and provision (benefit) for income taxes as shown in the consolidated statements of operations were as follows:

	Yen (Millions)
	2009	2010	2011
Income before income taxes and equity in earnings (loss) of affiliated company:
The Company and domestic subsidiaries	¥(55,246)	(13,376)	(1,130)
Foreign subsidiaries	2,485	3,450	6,681

	¥(52,761)	(9,926)	5,551

	Yen (Millions)
	2009	2010	2011
Provision (benefit) for income taxes:
Current:
The Company and domestic subsidiaries	¥(281)	856	813
Foreign subsidiaries	2,369	818	1,160
Deferred:
The Company and domestic subsidiaries	19,509	(272)	330
Foreign subsidiaries	397	55	49

	¥21,994	1,457	2,352

The Company and its domestic subsidiaries are subject to a number of income taxes, which in the aggregate resulted in statutory income tax rate of 40.4%, 40.5% and 40.4% for the years ended March 31, 2009, 2010 and 2011, respectively.

A reconciliation of the Japanese statutory income tax rate and the effective income tax rate as a percentage of income before income taxes was as follows:

	2009	2010	2011
Statutory tax rate	40.4%	40.5%	40.4%
Increase (decrease) in income taxes resulting from:
Earnings of foreign subsidiaries taxed at different rate from the statutory rate in Japan	(0.7)	2.1	(16.2)
Tax credits	4.2	(5.5)	(13.7)
Expenses not deductible for tax purposes	(0.3)	(0.8)	2.6
Expiration of stock options	—	—	11.0
Undistributed earnings of foreign subsidiaries	2.2	1.1	3.8
Change in valuation allowance	(85.5)	(52.3)	13.0
Other, net	(2.0)	0.2	1.5

	(41.7)%	(14.7)%	42.4%

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities at March 31, 2010 and 2011 were presented below.

	Yen (Millions)
	2010	2011
Deferred tax assets:
Inventories	¥5,682	4,356
Accrued warranty expenses	1,092	681
Accrued pension and severance costs	5,621	5,732
Accrued expenses	988	1,557
Research and development expenses capitalized for tax purposes	3,362	2,245
Operating loss carryforwards	27,231	30,352
Property, plant and equipment and intangible assets	4,355	3,315
Tax credits	3,012	3,616
Other	1,579	1,626

Total gross deferred tax assets	52,922	53,480
Less valuation allowance	(51,289)	(52,082)

Net deferred tax assets	1,633	1,398

Deferred tax liabilities:
Net unrealized gains on marketable securities	(587)	(528)
Undistributed earnings of foreign subsidiaries	(2,354)	(2,567)
Other	—	(22)

Total gross deferred tax liabilities	(2,941)	(3,117)

Net deferred tax assets (liabilities)	¥(1,308)	(1,719)

At March 31, 2010 and 2011, deferred tax liabilities were provided for all foreign subsidiaries with undistributed earnings.

Included in other current assets and other assets were deferred tax assets of ¥543 million and ¥354 million at March 31, 2010 and 2011, respectively.

Included in other current liabilities and other liabilities were deferred tax liabilities of ¥1,851 million and ¥2,073 million at March 31, 2010 and 2011, respectively.

At March 31, 2011, Advantest had total net operating loss carry forwards for income tax purposes of ¥75,308 million which are available to reduce future income taxes. Operating losses of ¥74,646 million attributable to the Company and domestic subsidiaries in Japan will expire during the years ending March 31, 2015 and 2018. Other net operating losses of ¥654 million have no expiration dates and other net operating losses of ¥8 million will expire during the years ending March 31, 2014 and 2016. Net operating loss carryforwards utilized during the years ended March 31, 2010 and 2011 were ¥2,421 million and ¥554 million, respectively. There was no utilized amount during the year ended March 31, 2009.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon projections for future taxable income over the periods in which the deferred tax assets are deductible including management's expectations of future semiconductor market and semiconductor and component test systems market prospects and other factors, management believes it is more likely than not that Advantest will realize the benefits of these deductible differences, net of valuation allowance.

The changes in valuation allowance for the years ended March 31 were as follows:

	Yen (Millions)
	2009	2010	2011
Balance at beginning of year	¥—	48,015	51,289
Additions	48,015	3,274	793
Reductions	—	—	—

Balance at end of year	¥48,015	51,289	52,082

During the fiscal year ended March 31, 2009, Advantest established a valuation allowance as deferred tax assets were no longer considered to be realizable based upon projections for future taxable income over which the deferred tax assets were deductible. For the year ended March 31, 2010, valuation allowance increased primarily due to an increase in net operating loss carryforwards, which partially offset by decreases in deferred tax assets associated with inventory and property, plant and equipment. For the year ended March 31, 2011, valuation allowance increased primarily due to an increase in net operating loss carryforwards, which partially offset by decreases in deferred tax assets associated with inventory and research and development expenses capitalized for tax purposes.

The amount of the deferred tax assets considered realizable, however, could be changed in the near term if estimates of future taxable income are revised and the effect on the company's consolidated financial position and results of operations could be significant.

There were no unrecognized tax benefits for the years ended March 31, 2009, 2010 and 2011.

Although Advantest believes its estimates and assumptions of unrecognized tax benefits are reasonable, uncertainty regarding the final determination of tax audit settlements and any related litigation could affect the effective tax rate in the future periods. Advantest did not have any unrecognized tax benefits that would affect the effective tax rate. As of March 31, 2011, Advantest did not expect changes in its tax positions that would significantly increase or decrease unrecognized tax benefits within next 12 months.

Advantest files income tax returns in Japan and various foreign tax jurisdictions. As of March 31, 2011, Advantest had open tax years beginning April 1, 2007 for Japan, 2009 for Taiwan, and 2007 for the United States.